Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 22, 2020
Registrant Name	SYNTAX ETF TRUST
Entity Central Index Key	0001580843
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 22, 2020
Document Effective Date	Apr. 22, 2020
Prospectus Date	Apr. 22, 2020
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF
Prospectus:
Trading Symbol	SHUS
Syntax Stratified LargeCap II ETF | Syntax Stratified LargeCap II ETF
Prospectus:
Trading Symbol	SPYS